CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (1,034,510)	$ (148,598)	¥ 122,432	¥ 375,816
Adjustments for:
Depreciation and amortization of property, equipment and software	13,704	1,969	13,145	9,083
Depreciation of operating lease assets	20,458	2,939
Foreign exchange loss (gain)	(9,636)	(1,385)	2,224	1,296
Reversal of allowance for doubtful receivables			(2,152)	(543)
Loss on disposal of property, equipment and software			2,033	1,620
Loss on disposal of subsidiaries				579
Share-based compensation expenses	270,242	38,818	18,586	95,525
Deferred income tax (benefit) expenses			1,062	(10)
Investment income	(3,055)	(439)	(3,162)	(5,598)
Amortization of right-of-use asset	10,928	1,569
Interest of lease liabilities	1,746	251
Changes in assets and liabilities:
Accounts receivable	20,815	2,990	(20,228)	11,479
Inventories	369,147	53,025	(325,825)	(123,927)
Prepayments and other current assets	(20,256)	(2,910)	449,657	(587,056)
Income tax receivable	27,054	3,886	(27,054)
Amount due from a related party	68	10	(68)
Other non-current assets	1,090	157	(2,144)	(3,382)
Prepaid interest expense and guarantee fee	7,873	1,131	(7,970)
Accounts payable	51,810	7,442	(3,198)	27,589
Notes payable	27,462	3,945
Contract liabilities	1,384	199	(195,573)	201,026
Income tax payable	(609)	(87)	(23,255)	23,832
Accrued liabilities and other current liabilities	(24,545)	(3,526)	(11,253)	63,870
Lease liabilities	(11,228)	(1,613)
Net cash provided by (used in) operating activities	(280,058)	(40,227)	(12,743)	91,199
Cash flows from investing activities:
Payment for short-term investments	(554,700)	(79,678)	(1,405,520)	(941,360)
Proceeds from disposal of short-term investments	546,750	78,536	1,498,682	859,848
Purchase of property, equipment and software	(8,380)	(1,204)	(24,910)	(12,656)
Proceeds from disposal of property, equipment and software			211	13,802
Net cash (outflow) inflow arising from disposal of subsidiaries			15,515	(6,409)
Net cash (used in) provided by investing activities	(16,330)	(2,346)	83,978	(86,775)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares-	669,559	96,176
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance-	544,122	78,158
Proceeds from capital contribution of a shareholder				150,000
Proceeds from borrowings	200,000	28,728	1,952,198
Repayment of borrowings	(1,135,730)	(163,137)	(964,947)
Payment for deemed distribution (Note 1(b))			(692,051)
Net cash provided by financing activities	277,951	39,925	295,200	150,000
Net increase (decrease) in cash and cash equivalents, restricted cash	(18,437)	(2,648)	366,435	154,424
Effect of exchange rate changes on cash and cash equivalents, restricted cash	(1,927)	(278)	2,275	(1,296)
Cash and cash equivalents, restricted cash at the beginning of year	545,210	78,315	176,500	23,372
Cash and cash equivalents, restricted cash at the end of year	524,846	75,389	545,210	176,500
Supplemental disclosure of cash flow information:
Cash paid for interest	11,583	1,664	35,773
Cash paid for guarantee fee	7,145	1,026	19,146
Cash paid for income tax	3,510	504	¥ 127,155	1,442
Supplemental disclosure of non-cash investing and financing activity:
Disposal of subsidiaries included in receivables				¥ 15,515
Acquisition of operating lease assets	99,523	14,296
Disposal of operating lease assets	79,065	11,357
Accrued initial public offering related cost	¥ 7,493	$ 1,076